TRANSFERS OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [text block] [Abstract]
Disclosure of Transfered Assets and Liabilities [Text Block]	The table below sets out the carrying values of the transferred assets and the associated liabilities.

	2018		2017
	Carrying value of transferred assets £m	Carrying value of associated liabilities £m	Carrying value of transferred assets £m	Carrying value of associated liabilities £m
Repurchase and securities lending transactions
Financial assets at fair value through profit or loss	6,815	961	9,946	3,257
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	7,279	5,337	19,359	16,753
Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers[1]	41,674	5,479	35,475	3,660
1	The carrying value of associated liabilities excludes securitisation notes held by the Group of £31,701 million (31 December 2017: £21,536 million).